Offerings	Jul. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, reserved for issuance pursuant to the Pre-Merger Equity Plan
Amount Registered | shares	1,461,062
Proposed Maximum Offering Price per Unit	10.46
Maximum Aggregate Offering Price	$ 15,282,708.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,110.54
Offering Note	Note 1(a): This Registration Statement on Form S-8 (this "Registration Statement") is being filed with the Securities and Exchange Commission by Deep Fission, Inc. (the "Company") to register shares of common stock, par value $0.0001 per share ("Common Stock"), that may become issuable under the Deep Fission, Inc. 2025 Equity Incentive Plan (effective August 29, 2025) (the "Pre-Merger Equity Plan"), the Deep Fission, Inc. 2025 Equity Incentive Plan (effective September 5, 2025) (the "Post-Merger Equity Plan"), or the Deep Fission, Inc. 2025 Employee Stock Purchase Plan (the "ESPP" and, collectively with the Pre-Merger Equity Plan and the Post-Merger Equity Plan, the "Plans") (in each case, as the same may be amended from time to time). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement also covers an indeterminate amount of additional shares of Common Stock of the Registrant that may be offered or issued under the Plans by reason of any stock split, stock dividend, recapitalization or other similar transaction. Note 1(b): Estimated for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of shares of Common Stock reported on the Nasdaq Global Market on July 14, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, reserved for issuance pursuant to the Post-Merger Equity Plan
Amount Registered | shares	14,500,884
Proposed Maximum Offering Price per Unit	10.46
Maximum Aggregate Offering Price	$ 151,679,246.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,946.90
Offering Note	See Note 1(a) and Note 1(b).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share, reserved for issuance pursuant to the ESPP
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	8.89
Maximum Aggregate Offering Price	$ 8,890,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,227.71
Offering Note	See Note 1(a). Note 3(a): Estimated for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on 85% of the average of the high and low prices of shares of Common Stock reported on the Nasdaq Global Market on July 14, 2026. Pursuant to the ESPP, the purchase price of shares of Common Stock reserved for issuance thereunder will generally be 85% of the lower of the fair market value of shares of Common Stock on the applicable offering date or purchase date.